Average Annual Total Returns - Class ACIS - DWS Intermediate Tax-Free Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions - with sale 1 Year	Class A After tax on distributions - with sale 5 Years	Class A After tax on distributions - with sale 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index 1 Year	Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index 5 Years	Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index 10 Years
Total	Jun. 11, 2001	3.48%	1.82%	2.93%	3.25%	1.77%	2.90%	3.19%	1.94%	2.86%	Jun. 11, 2001	5.61%	1.62%	2.44%	Dec. 17, 2004	6.67%	2.65%	3.47%	Apr. 12, 1983	6.67%	2.64%	3.44%	6.44%	3.01%	3.66%